Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long-Term Debt (Table)

Long-Term Debt (Table)

Facility	June 30, 2020	December 31, 2019
Term Bank Loans	1,469,835	1,544,551
Less deferred finance costs, net	(9,296)	(10,255)

Total long-term debt	1,460,539	1,534,296
Less current portion of debt	(186,363)	(238,351)
Add deferred finance costs, current portion	2,702	2,838

Total long-term portion, net of current portion and deferred finance costs	1,276,878	1,298,783

Long-Term Debt - Weighted-Average Interest Rates (Table)

Three months ended June 30, 2020	3.20%
Three months ended June 30, 2019	4.61%
Six months ended June 30, 2020	3.51%
Six months ended June 30, 2019	4.68%

Long-Term Debt - Principal Payments (Table)

Period/Year	Amount
July to December 2020	88,293
2021	220,382
2022	173,504
2023	279,361
2024	269,503
2025 and thereafter	438,792

1,469,835